CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010		Sep. 30, 2009
Revenues
Software	$ 2,409	$ 11,272	[1]	$ 5,170	[1]
Wireless system solution	3,928	3,234	[1]	6,070	[1]
- Related party	131			1,148	[1]
-Third Party	3,797	3,234	[1]	4,922	[1]
Total revenues	6,337	14,506	[1]	11,240	[1]
Cost of sales
Software	1,205	903	[1]	476	[1]
Wireless system solution	2,203	1,449	[1]	3,418	[1]
Total cost of sales	3,408	2,352	[1]	3,894	[1]
Gross profit	2,929	12,154	[1]	7,346	[1]
Operating expenses
Selling and marketing expenses	629	341	[1]	350	[1]
General and administrative expenses	3,276	1,635	[1]	537	[1]
Research and development expenses	311	179	[1]	139	[1]
Total operating expenses	4,216	2,155	[1]	1,026	[1]
(Loss) Income from operations	(1,287)	9,999	[1]	6,320	[1]
Other income (expense)
Subsidy income		44	[1]	307	[1]
Interest expense		(218)	[1]	(340)	[1]
Interest income	162
Other income (expense), net	120	20	[1]	(55)	[1]
Total other income (expense), net	282	(154)	[1]	(88)	[1]
(Loss) Income before income tax expenses	(1,005)	9,845	[1]	6,232	[1]
Income tax expenses	32	1,608	[1]	935	[1]
Net (loss) income	(1,037)	8,237	[1]	5,297	[1]
Other comprehensive income
Foreign currency translation gain	676	598	[1]	22	[1]
Comprehensive (loss) income	$ (361)	$ 8,835	[1]	$ 5,319	[1]
(Loss) Earnings per ordinary share:
Basic and Diluted	$ (0.07)	$ 0.71	[1]	$ 0.53	[1]
Weighted average number of ordinary shares outstanding
Basic and Diluted	14,050,000	11,527,473	[1]	10,000,000	[1]

[1]	Note: In March 2010, the Company changed its fiscal year-end from November 30th to September 30th, so that it would have the same fiscal year end as its VIE, Xi'an Kingtone Information Technology Co., Ltd. ("Kingtone Information"). There were no operations in the Company other than in its VIE, Kingtone Information from October 1, 2009 to November 30, 2009. Accordingly, the Company is presenting its consolidated statements of operations and comprehensive income (loss) for the year ended September 30, 2011, consolidated and combined statements of income and comprehensive income for the years ended September 30, 2010 and 2009.